Quarterly Report
February 28, 2022
MFS®  International Growth Fund
FGF-Q3

Portfolio of Investments
2/28/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.8%
Aerospace & Defense – 0.9%
Rolls-Royce Holdings PLC (a)	82,724,808	$114,859,500
Alcoholic Beverages – 5.0%
Diageo PLC	7,917,074	$395,623,229
Pernod Ricard S.A.	1,254,045	275,102,992
		$670,726,221
Apparel Manufacturers – 5.2%
Burberry Group PLC	4,491,534	$116,892,655
Kering S.A.	206,169	147,276,451
LVMH Moet Hennessy Louis Vuitton SE	600,862	444,585,411
		$708,754,517
Automotive – 0.6%
Koito Manufacturing Co. Ltd.	1,558,400	$80,563,360
Biotechnology – 0.1%
Hugel, Inc.	135,588	$16,554,513
Brokerage & Asset Managers – 1.5%
Deutsche Boerse AG	837,343	$143,365,539
London Stock Exchange Group	654,631	57,732,062
		$201,097,601
Business Services – 2.5%
Cap Gemini S.A.	621,539	$131,226,349
Experian PLC	5,200,569	204,622,661
		$335,849,010
Chemicals – 0.6%
UPL Ltd.	9,778,659	$86,709,813
Computer Software – 5.4%
Dassault Systemes SE	1,683,864	$82,110,512
Kingsoft Corp.	11,414,800	42,234,668
Naver Corp.	487,476	130,378,328
Oracle Corp. Japan	890,300	63,348,413
SAP SE	3,384,508	384,497,098
Wisetech Global Ltd.	793,616	25,523,320
		$728,092,339
Computer Software - Systems – 4.1%
Amadeus IT Group S.A. (a)	1,426,545	$95,874,819
Hitachi Ltd.	8,171,600	403,024,161
NICE Systems Ltd., ADR (a)	229,244	51,866,455
		$550,765,435
Consumer Products – 4.8%
AmorePacific Corp.	649,410	$99,565,831
Kao Corp.	1,708,400	80,495,703
KOSE Corp.	488,100	55,997,054
L'Oréal	183,927	73,210,973
Reckitt Benckiser Group PLC	4,021,691	341,024,273
		$650,293,834

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 3.9%
Prysmian S.p.A.	4,292,543	$142,080,131
Schneider Electric SE	2,446,254	383,397,189
		$525,477,320
Electronics – 5.3%
ASML Holding N.V.	89,023	$59,780,409
Delta Electronics, Inc.	20,118,000	177,558,133
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,440,426	475,169,986
		$712,508,528
Energy - Independent – 1.7%
Reliance Industries Ltd.	5,048,890	$158,108,874
Santos Ltd.	12,651,704	68,060,600
		$226,169,474
Food & Beverages – 5.1%
Nestle S.A.	5,244,975	$685,032,282
Food & Drug Stores – 0.4%
Sugi Holdings Co. Ltd. (l)	1,043,100	$59,484,441
Gaming & Lodging – 1.1%
Flutter Entertainment PLC (a)	1,022,810	$148,118,196
General Merchandise – 0.4%
Walmart de Mexico S.A.B. de C.V.	13,632,154	$51,850,241
Insurance – 3.2%
AIA Group Ltd.	34,099,400	$354,538,460
Ping An Insurance Co. of China Ltd., “H”	9,818,000	75,884,524
		$430,422,984
Internet – 2.2%
Tencent Holdings Ltd.	3,348,200	$181,971,528
Z Holdings Corp.	23,520,400	116,875,629
		$298,847,157
Leisure & Toys – 0.4%
Prosus N.V.	887,824	$55,169,080
Machinery & Tools – 4.3%
Assa Abloy AB	5,219,925	$138,652,062
GEA Group AG	3,397,067	148,816,081
Ingersoll Rand, Inc.	2,287,202	115,549,445
Ritchie Bros. Auctioneers, Inc.	3,401,002	178,247,387
		$581,264,975
Major Banks – 1.5%
DBS Group Holdings Ltd.	8,237,700	$206,754,707
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	543,645	$42,135,303
Medical Equipment – 4.6%
EssilorLuxottica	1,861,442	$327,096,782
QIAGEN N.V. (a)	3,634,005	182,543,290
Terumo Corp.	3,518,400	114,113,337
		$623,753,409

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Natural Gas - Distribution – 0.7%
China Resources Gas Group Ltd.	20,224,000	$92,778,952
Other Banks & Diversified Financials – 4.8%
AEON Financial Service Co. Ltd. (l)	4,630,300	$48,019,204
Credicorp Ltd.	716,848	108,423,260
Element Fleet Management Corp.	12,518,289	122,861,945
Grupo Financiero Banorte S.A. de C.V.	11,703,638	79,167,131
HDFC Bank Ltd.	15,249,378	289,851,667
		$648,323,207
Pharmaceuticals – 10.7%
Bayer AG	2,588,391	$149,494,003
Hypera S.A.	5,548,512	36,080,352
Novartis AG	4,264,163	373,550,164
Novo Nordisk A.S., “B”	2,473,880	254,399,751
Roche Holding AG	1,638,985	625,230,512
		$1,438,754,782
Precious Metals & Minerals – 2.1%
Agnico Eagle Mines Ltd.	2,701,314	$136,461,645
Franco-Nevada Corp.	991,959	146,082,104
		$282,543,749
Railroad & Shipping – 2.7%
Canadian National Railway Co.	2,049,210	$254,081,548
Canadian Pacific Railway Ltd.	1,641,149	115,560,196
		$369,641,744
Restaurants – 0.7%
Yum China Holdings, Inc.	1,131,355	$58,853,087
Yum China Holdings, Inc.	583,000	29,587,925
		$88,441,012
Specialty Chemicals – 8.2%
Akzo Nobel N.V.	1,492,589	$142,253,022
L'Air Liquide S.A.	1,418,181	236,453,078
Linde PLC	1,251,765	365,762,819
Nitto Denko Corp.	1,266,800	92,427,246
Sika AG	419,058	139,823,081
Symrise AG	1,114,085	133,036,336
		$1,109,755,582
Specialty Stores – 1.5%
Alibaba Group Holding Ltd. (a)	11,477,400	$151,567,895
JD.com, Inc., “A” (a)	159,414	5,739,074
Just Eat Takeaway (a)	718,027	29,160,271
Ocado Group PLC (a)	1,139,084	20,980,561
		$207,447,801
Tobacco – 1.3%
ITC Ltd.	28,475,017	$81,900,904
Swedish Match AB	13,171,311	96,419,367
		$178,320,271
Total Common Stocks		$13,207,261,340

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 1.3%
Money Market Funds – 1.3%
MFS Institutional Money Market Portfolio, 0.06% (v)	174,691,201	$174,691,201

Other Assets, Less Liabilities – 0.9%		116,197,438
Net Assets – 100.0%		$13,498,149,979
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $174,691,201 and $13,207,261,340, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt

Supplemental Information
2/28/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$2,100,459,737	$—	$—	$2,100,459,737
Switzerland	1,865,771,342	—	—	1,865,771,342
United Kingdom	1,251,734,941	—	—	1,251,734,941
Germany	1,141,752,347	—	—	1,141,752,347
Japan	—	1,114,348,548	—	1,114,348,548
Canada	953,294,825	—	—	953,294,825
Taiwan	475,169,986	177,558,133	—	652,728,119
China	257,104,488	381,513,165	—	638,617,653
India	158,108,874	458,462,384	—	616,571,258
Other Countries	2,341,699,784	530,282,786	—	2,871,982,570
Mutual Funds	174,691,201	—	—	174,691,201
Total	$10,719,787,525	$2,662,165,016	$—	$13,381,952,541
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At February 28, 2022, the value of securities loaned was $11,543,366. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $12,134,485.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$303,073,053	$855,917,527	$984,299,379	$—	$—	$174,691,201
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$86,097	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of February 28, 2022, are as follows:
France	15.6%
Switzerland	13.8%
United Kingdom	9.3%
Germany	8.5%
Japan	8.3%
Canada	7.1%
United States	5.7%
Taiwan	4.8%
China	4.7%
Other Countries	22.2%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.
(6) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.